                                                                                                              Registration No. 33-17850
                                                                                                                      File No. 811-5360

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                     [X]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 28                                                                                 [X]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 24                                                                                                [X]

                                                  OPPENHEIMER MAIN STREET FUNDS, INC.
                                               (Formerly named: MAIN STREET FUNDS, INC.)
---------------------------------------------------------------------------------------------------------------------------------------
                                          (Exact Name of Registrant as Specified in Charter)

                                  6803 South Tucson Way, Englewood, Colorado 80112
---------------------------------------------------------------------------------------------------------------------------------------
                                          (Address of Principal Executive Offices) (Zip Code)

                                                             303-768-3200
---------------------------------------------------------------------------------------------------------------------------------------
                                         (Registrant's Telephone Number, including Area Code)

Robert G. Zack, Esq.                                                                                  Rob.
                                                        OppenheimerFunds, Inc.
                                             498 Seventh Avenue, New York, New York 10018

---------------------------------------------------------------------------------------------------------------------------------------
                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On December 28, 2001, pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _____________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.